Provisions for legal proceedings (Tables)	6 Months Ended
Jun. 30, 2022
Provisions For Legal Proceedings
Provisions for legal proceedings are set out as follows:

Provisions for legal proceedings are set out as follows:

Non-current liabilities	06.30.2022	12.31.2021
Labor claims	771	716
Tax claims	385	306
Civil claims	1,084	820
Environmental claims	228	176
Total	2,468	2,018

Summary of Reconciliation of Provisions for Legal Proceedings

	Jan-Jun/2022	Jan-Jun/2021
Opening Balance	2,018	2,199
Additions, net of reversals	396	190
Use of provision	(225)	(261)
Revaluation of existing proceedings and interest charges	161	19
Others	(5)	6
Cumulative translation adjustment	123	75
Closing Balance	2,468	2,228

Summery of Non-current assets
Non-current assets	06.30.2022	12.31.2021
Tax	6,960	5,790
Labor	869	796
Civil	1,705	1,275
Environmental	110	101
Others	72	76
Total	9,716	8,038

Summary of Reconciliation of Judicial Deposits with Legal Proceedings
	Jan-Jun/2022	Jan-Jun/2021
Opening Balance	8,038	7,281
Additions	861	488
Use	(45)	(43)
Accruals and charges	386	76
Others	(9)	(15)
Cumulative translation adjustment	485	320
Closing Balance	9,716	8,107

Estimated contingent liabilities for which the possibility of loss is classified as possible are set out in the following table:

The estimates of contingent liabilities for legal proceedings are indexed to inflation and updated by applicable interest rates. Estimated contingent liabilities for which the possibility of loss is classified as possible are set out in the following table:

Nature	06.30.2022	12.31.2021
Tax	28,376	24,785
Labor	8,066	7,172
Civil - General	6,710	5,720
Civil - Environmental	1,353	1,192
Total	44,505	38,869